Fair Value of Financial Instruments and Risk Management - Fair Value of Financial Instruments - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2019 CAD ($)	Dec. 31, 2018 CAD ($)	Oct. 31, 2017 CAD ($)
Schedule Of Carrying Values And Estimated Fair Values Of Debt Instruments [Line Items]
Fair value hedge exposure	3.00%	8.00%
Long-term debt	$ 11,486,000,000
Unrealized gains reversed in financing charges	22,000,000	$ (25,000,000)
1.62% Series 33 Notes Due 2020 [Member]
Schedule Of Carrying Values And Estimated Fair Values Of Debt Instruments [Line Items]
Fixed-to-floating interest-rate swap	50,000,000
Conversion of debt	50,000,000
Long-term debt	350,000,000
Interest Rate Swap [Member]
Schedule Of Carrying Values And Estimated Fair Values Of Debt Instruments [Line Items]
Fixed-to-floating interest-rate swap	350,000,000	850,000,000
Notional value	0	0
Foreign Exchange Contract [Member]
Schedule Of Carrying Values And Estimated Fair Values Of Debt Instruments [Line Items]
Notional value	742,000,000	$ 299,000,000	$ 1,400,000,000
$300 million of MTN Series 39 notes [Member]
Schedule Of Carrying Values And Estimated Fair Values Of Debt Instruments [Line Items]
Fixed-to-floating interest-rate swap	300,000,000
Long-term debt	300,000,000
Minimum [Member] | Foreign Exchange Contract [Member]
Schedule Of Carrying Values And Estimated Fair Values Of Debt Instruments [Line Items]
Forward exchange rate			1.27486
Maximum [Member] | Foreign Exchange Contract [Member]
Schedule Of Carrying Values And Estimated Fair Values Of Debt Instruments [Line Items]
Forward exchange rate			1.28735
Designated as Hedging Instrument [Member] | Interest Rate Swap [Member]
Schedule Of Carrying Values And Estimated Fair Values Of Debt Instruments [Line Items]
Fixed-to-floating interest-rate swap	$ 800,000,000
Fixed-to-floating interest-rate swap, term	3 years
Avista Corporation [Member]
Schedule Of Carrying Values And Estimated Fair Values Of Debt Instruments [Line Items]
Unrealized gains reversed in financing charges	$ 22,000,000